Label	Element	Value
Dimensional Emerging Markets Value Fund | Samsung Electronics Co. Ltd [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Dimensional Emerging Markets Value Fund | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.40%
Dimensional Emerging Markets Value Fund | Reliance Industries Ltd [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.30%
Dimensional Emerging Markets Value Fund | China Construction Bank Corp. H [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.30%
Dimensional Emerging Markets Value Fund | Hon Hai Precision Industry Co. Ltd [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.00%
Dimensional Emerging Markets Value Fund | ASE Technology Holding Co. Ltd [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.50%
Dimensional Emerging Markets Value Fund | KB Financial Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.30%
Dimensional Emerging Markets Value Fund | Hyundai Motor Co [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%
Dimensional Emerging Markets Value Fund | Industrial & Commercial Bank of China Ltd. H [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.10%
Dimensional Emerging Markets Value Fund | Ping An Insurance Group Co. of China Ltd. H [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.10%
Dimensional Emerging Markets Value Fund | China
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	24.50%
Dimensional Emerging Markets Value Fund | Taiwan
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	24.00%
Dimensional Emerging Markets Value Fund | South Korea
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	17.20%
Dimensional Emerging Markets Value Fund | India
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	13.50%
Dimensional Emerging Markets Value Fund | Brazil
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.30%
Dimensional Emerging Markets Value Fund | South Africa
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.80%
Dimensional Emerging Markets Value Fund | Saudi Arabia
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.50%
Dimensional Emerging Markets Value Fund | Mexico
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.40%
Dimensional Emerging Markets Value Fund | Poland
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.40%
Dimensional Emerging Markets Value Fund | Malaysia
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.40%